Accumulated Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 17	$ 12